Materials, energy and consumables used - Other commitment (Details) R in Billions		12 Months Ended
	Jun. 30, 2025 ZAR (R) MW	Jun. 30, 2025 ZAR (R) MW	Jun. 30, 2024 ZAR (R) agreement MW	Jun. 30, 2023 ZAR (R)
Purchase commitments
Amount of renewable energy secured, including PPA and self-builds	900	900
Amount of renewable energy secured that achieved financial close		260
Minimum
Purchase commitments
Remaining renewable energy contracts, term to be online	2 years
Maximum
Purchase commitments
Remaining renewable energy contracts, term to be online	3 years
Sasol Gas (Pty) Ltd
Purchase commitments
Purchase commitments | R	R 25	R 25	R 32	R 38
Independent Power Producers
Purchase commitments
Number of Power Purchase Agreements signed | agreement			6
Amount of renewable energy procured in agreement			600
Contractual term for agreement signed			20 years
Oxygen supply agreements for Secunda Operations
Purchase commitments
Off-take agreements | R	R 210	R 210	R 211	R 219
Air Liquide
Purchase commitments
Agreement term (in years)		15 years